Class P Prospectus | PACE® Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments
Investment objective
Total return consisting of income and capital appreciation.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class P Prospectus PACE® Strategic Fixed Income Investments Class P [1]
Maximum front-end sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
[1]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P Prospectus PACE® Strategic Fixed Income Investments Class P
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.40%
Miscellaneous expenses (includes administration fee of 0.10%)	0.30%	[1]
Interest expense attributable to securities sold short	0.10%
Total annual fund operating expenses	0.90%
Management fee waiver/expense reimbursements	0.09%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	0.81%	[2]
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the Financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2018 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest taxes, brokerage commissions and extraordinary expenses) would not exceed 0.71% for Class P. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example		1 year	3 years	5 years	10 years
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P | USD ($)	[1]	83	278	490	1,100
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 212% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index, Bloomberg Barclays US Government/Credit Index, as calculated by the investment advisor, which as of July 31, 2017 was approximately 6.11 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities. Such investments may include US government bonds, bonds that are backed by mortgages and other assets, bonds (including convertible bonds) of US and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments, repurchase agreements, municipals, structured notes, and money market instruments (including commercial paper and certificates of deposit). There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund also invests, to a limited extent, in bonds that are below investment grade. Securities rated below investment grade (or unrated bonds of equivalent quality) are commonly known as "junk bonds." The fund may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage. The fund may invest in preferred securities.

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include options (on securities and swap agreements), futures (on securities or interest rate futures), currency forward agreements, swap agreements (specifi-cally, interest rate and credit default swaps) and structured notes. These derivatives may be used for risk management purposes, such as hedging the fund's security, index, currency, interest rate or other exposure, or otherwise managing the risk profile of the fund. In addition, the derivative instruments listed above may be used in place of direct investments; to obtain or adjust exposure to certain markets; or to establish net short positions in markets, currencies or securities. Options, interest rate futures and swaps may also be used to adjust the fund's portfolio duration.

The fund's investment strategies may result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy that focuses on those areas of the bond market that the subadvisor considers undervalued.

•  An "opportunistic fixed income" strategy that employs a consistently applied, risk managed approach to portfolio management that leverages the subadvisor's proprietary fundamental research capabilities, decision making frameworks and quantitative risk management tools.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed income securities.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The risks associated with rising interest rates may be more pronounced going forward due to the end of an extended period of historically low rates.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Mortgage-related securities risk: Mortgage-related securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk, as discussed above. Conversely, in periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., CMOs and stripped mortgage-backed securities) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities.

Multi-manager risk: The investment styles and strategies of the fund's subadvisors may not complement each other as expected by the fund's manager. The same security may be held by different subadvisors, or may be acquired by one subadvisor while another subadvisor of the fund decides to sell the same security. Subadvisors may have different views on the market causing them to make different investment decisions. For example, a subadvisor may determine that it is appropriate to take a temporary defensive position in short-term cash instruments at a time when another subadvisor deems it appropriate to maintain or increase market exposure. Because each subadvisor independently places trades for the fund, the fund may incur higher brokerage costs than would be the case if the fund only had one subadvisor. In addition, UBS AM may be subject to potential conflicts of interests in allocating fund assets because it pays different fees to the subadvisors which could impact its revenues.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Prepayment risk: The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Swap agreement risk: The fund may enter into various types of swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract. Central clearing, required margin for uncleared swaps and other requirements are expected to decrease counterparty risk and increase liquidity compared to over-the-counter swaps. However, these requirements do not eliminate counterparty risk or illiquidity risk entirely.

US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the maximum annual PACE Select Advisors Program fee or any similar fee charged by other advisory programs; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment Management Company LLC ("PIMCO") assumed day-to-day management of a separate portion of the fund's assets on August 24, 1995. Neuberger Berman Investment Advisers LLC ("Neuberger Berman") assumed day-to-day management of a separate portion of the fund's assets on January 21, 2015. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PACE Strategic Fixed Income Investments Annual Total Returns of Class P Shares

Total return January 1 - September 30, 2017: 5.31% Best quarter during calendar years shown—3Q 2009: 8.81% Worst quarter during calendar years shown—2Q 2013: (4.19)%
Average annual total returns (for the periods ended December 31, 2016)
Average Annual Returns - Class P Prospectus - PACE® Strategic Fixed Income Investments		Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class P		4.30%	[1]	2.82%	[1]	5.87%	[1]	Aug. 24, 1995
After Taxes on Distributions | Class P	[1]	2.28%		1.18%		3.83%
After Taxes on Distributions and Sale of Fund Shares | Class P	[1]	2.58%		1.54%		3.84%
Bloomberg Barclays US Government/ Credit Index (Index reflects no deduction for fees, expenses or taxes.)		3.05%		2.29%		4.40%
[1]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.